Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Financial Instruments [abstract]
Schedule of financial assets and liabilities subject to foreign currency risk
	Consolidated Entity
	2022	2021
	A$	A$
Cash and cash equivalents (USD)	29,361,393	21,523,678
Cash and cash equivalents (€EUR)	-	-
Cash and cash equivalents (£GBP)	423	442
Trade and other payables (USD)	(2,088,037)	(819,812)
Trade and other payables (€EUR)	-	(1,901)
Trade and other payables (£GBP)	(102,637)	(124,863)
Total exposure	27,171,142	20,577,544

Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities
June 30, 2022	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	4,863,883	192,713	-	29,750,203	34,806,799	0.002%
Trade and other receivables	-	-	-	4,725,361	4,725,361

Total Financial Assets	4,863,883	192,713	-	34,475,564	39,532,160	0.002%

Financial Liabilities
Trade and other payables	-	-	-	(5,106,511)	(5,106,511)
Lease liabilities	-	(57,632)	(59,857)	-	(117,489)

Total Financial Liabilities	-	(57,632)	(59,857)	(5,106,511)	(5,224,000)

June 30, 2021	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate
		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	3,231,661	3,192,713	-	21,691,142	28,115,516	0.01%
Trade and other receivables	-	-	-	4,277,677	4,277,677

Total Financial Assets	3,231,661	3,192,713	-	25,968,819	32,393,193	0.01%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,502,509)	(2,502,509)
Lease liabilities	-	(27,746)	(37,903)	-	(65,649)

Total Financial Liabilities	-	(27,746)	(37.903)	(2,502,509)	(2,568,158)

Schedule of Company's liquidity reserve on the basis of expected cash flows
	Maturities of Financial Liabilities

2022	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(5,106,511)	-	-	(5,106,511)	(5,106,511)
Lease liabilities	(57,632)	-	(59,857)	(117,489)	(117,489)
Total	(5,164,143)	-	(59,857)	(5,224,000)	(5,224,000)

2021	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	(2,502,509)	-	-	(2,502,509)	(2,502,509)
Lease liabilities	(27,746)	-	(37,903)	(65,649)	(65,649)
Total	(2,530,255)	-	(37,903)	(2,568,158)	(2,568,158)